Basis of presentation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2025
Basis of presentation and accounting policies
Schedule of subsidiaries of company

Holding companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2025	2024	2023
Abafor S.A.	Uruguay	UYU	Holding company	100.00%	100.00%	100.00%
ACI Airport Sudamérica S.A.U.	Spain	EUR	Holding company	100.00%	100.00%	100.00%
ACI Airports Italia S.A.U.	Spain	EUR	Holding company	100.00%	100.00%	100.00%
America International Airports LLC (1)	USA	USD	Holding company	100.00%	100.00%	100.00%
Anabe ITG S.L. (1) (9)	Spain	EUR	Holding company	100.00%	100.00%	100.00%
Barnsley ITG S.L. (1) (11)	Spain	EUR	Holding company	100.00%	100.00%	99.98%
Cargo & Logistics S.A. (1) (7)	Argentina	ARS	Holding company	85.21%	85.00%	82.89%
Cedicor S.A.	Uruguay	UYU	Holding company	100.00%	100.00%	100.00%
Cerealsur S.A.	Uruguay	UYU	Holding company	100.00%	100.00%	100.00%
Corporación Aeroportuaria S.A.	Argentina	ARS	Holding company	99.98%	99.98%	99.98%
Corporacion Africa Airports Nigeria Limited (9)	Nigeria	Naira	Holding company	51.00%	51.00%	51.00%
Corporación América Italia S.p.A. (8)	Italy	EUR	Holding company	100.00%	75.00%	75.00%
Corporación América S.A.U. (7)	Argentina	ARS	Holding company	100.00%	100.00%	97.22%
Corporación América Sudamericana S.A. (7) (14)	Argentina	ARS	Holding company	100.00%	99.29%	96.53%
DICASA Spain S.A.U. (1)	Spain	EUR	Holding company	100.00%	100.00%	100.00%
Inframérica Participaçoes S.A. (1)	Brazil	R$	Holding company	99.98%	99.98%	99.98%
Yokelet S.L.	Spain	EUR	Holding company	100.00%	100.00%	100.00%

Operating companies

				Percentage of ownership at
	Country of			December 31,
Company	incorporation	Local currency	Main activity	2025	2024	2023
Abuja Airport Concession Company (10)	Nigeria	Naira	Airports Operation	51.00%	51.00%	51.00%
ACI do Brasil S.A. (12)	Brazil	R$	Airports Operation	99.99%	99.99%	99.99%
Aerocombustibles Argentinos S.A. (13)	Argentina	ARS	Fueling company	—	—	94.79%
Aeropuerto de Bahía Blanca S.A. (7)	Argentina	ARS	Airports Operation	85.00%	85.00%	82.64%
Aeropuertos Argentina 2000 S.A. (2) (7) (14)	Argentina	ARS	Airports Operation	85.00%	84.79%	82.69%
Aeropuertos del Neuquén S.A. (7)	Argentina	ARS	Airports Operation	77.70%	77.70%	75.54%
Armenia International Airports C.J.S.C.	Armenia	DRAM	Airports Operation	100.00%	100.00%	100.00%
CAAirports International Services S.A.	Uruguay	UYU	Service company	100.00%	100.00%	100.00%
Consorcio Aeropuertos Internacionales S.A.	Uruguay	UYU	Airports Operation	100.00%	100.00%	100.00%
Enarsa Aeropuertos S.A. (7)	Argentina	ARS	Fuel plants	80.00%	80.00%	77.77%
Inframérica Concessionária do Aeroporto de Brasilia S.A. (8)	Brazil	R$	Airports Operation	50.99%	50.99%	50.99%
Kano Airport Concession Company Limited (10)	Nigeria	Naira	Airports Operation	51.00%	51.00%	51.00%
Paoletti América S.A. (3) (7) (14)	Argentina	ARS	Service company	42.50%	42.39%	41.35%
Puerta del Sur S.A.	Uruguay	UYU	Airports Operation	100.00%	100.00%	100.00%
Servicios y Tecnología Aeroportuaria S.A. (7) (14)	Argentina	ARS	Service company	85.11%	84.90%	82.79%
Sinatus S.A.	Uruguay	UYU	Service company	100.00%	100.00%	100.00%
TCU S.A.	Uruguay	UYU	Service company	100.00%	100.00%	100.00%
Terminal Aeroportuaria Guayaquil S.A. (4) (11)	Ecuador	USD	Airports Operation	50.00%	50.00%	49.99%
Texelrío S.A. (7) (14)	Argentina	ARS	Service company	59.50%	59.35%	57.88%
Toscana Aeroporti S.p.A.(5) (6) (8)	Italy	EUR	Airports Operation	62.28%	46.71%	46.71%
Villalonga Furlong S.A. (7) (14)	Argentina	ARS	Service company	85.22%	85.01%	82.90%

(1) These companies do not have relevant net assets other than the share of ownership in the operating companies included in the table below.

(2) Includes a 9.35% direct interest of Cedicor S.A. in AA2000.

(3) The Group has control over this company based on having majority representation in the board, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(4) The Group has control over this company based on having power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(5) The Group has control over this company based on having a majority stake in CAIT that has 62.28% of ownership of TA, power to direct the process of setting of financial and operating policies and execute the operational management of such Company.

(6) The Group TA has control over the following companies: Jet Fuel Co. S.r.l., Parcheggi Peretola S.r.l., Toscana Aeroporti Engineering S.r.l. and TAC.

(7) In October, 2024, Cedicor S.A. acquired the non-controlling participation of CASA, increasing its participation to 100%, indirectly modifying the participation in CASA’s subsidiaries.

(8) On May 28, 2025, CAAP entered into a transaction agreement whereby DICASA acquired the remaining 25% of the capital interest in CAIT, increasing its indirect participation in TA from 46.71% to 62.28%.

(9) Holding company part of the structure related to the future Nigerian concessions (Note 26.b).

(10) Operating company part of the structure related to the future Nigerian concessions (Note 26.b).

(11) Holding company incorporated under CAER in December 2023, becoming shareholder of TAGSA. In April 2024, CAER sold Barnsley to CAAP.

(12) In December 2023, ACIB incorporated ICASGA (Note 26.b).

(13) In September 2024, CASA sold its participation in AEAR.

(14) In October 2025, Cedicor S.A. acquired the non-controlling participation of CAS. As consequence, indirectly the participation of CAS’s subsidiaries has increased. Additionally, in December 2025, CAS was relocated from Panama to Argentina.

Schedule of summary financial information of Group's subsidiaries represents amounts before intragroup elimination

	TA
	December 31,	December 31,	December 31,
	2025	2024	2023
Non-current assets	308,678	253,600	—
Current assets	73,155	54,069	—
Total assets	381,833	307,669	—
Non-current liabilities	151,258	124,224	—
Current liabilities	85,034	65,192	—
Total liabilities	236,292	189,416	—
Equity	145,541	118,253	—
Revenue	170,442	138,786	133,422
Gross income	51,450	45,491	41,783
Operating income	37,911	33,687	28,418
Financial results	(9,504)	(6,334)	(7,350)
Share of income in associates	10	12	14
Income tax	(9,538)	(8,927)	(6,842)
Net income	18,879	18,438	14,240
Other comprehensive income / (loss) for the year	16,892	(9,961)	4,142
Total comprehensive income for the year	35,771	8,477	18,382
Dividends paid	(7,961)	(7,586)	(7,838)

Increase / (decrease) in cash
Provided by operating activities	18,436	20,526	21,469
(Used in) / provided by investing activities	(4,582)	4,981	(1,388)
Used in financing activities	(5,606)	(29,379)	(52,221)

	TAGSA
	December 31,	December 31,	December 31,
	2025	2024	2023
Non-current assets	46,023	47,605	—
Current assets	61,014	64,736	—
Total assets	107,037	112,341	—
Non-current liabilities	5,232	4,282	—
Current liabilities	51,118	54,321	—
Total liabilities	56,350	58,603	—
Equity	50,687	53,738	—
Revenue	114,433	110,261	105,228
Gross profit	45,522	46,380	42,943
Operating income	25,904	26,650	25,319
Financial results	1,548	1,426	656
Income tax	(5,061)	(2,809)	(2,455)
Net income	22,391	25,267	23,520
Other comprehensive (loss) / income for the year	(174)	(94)	80
Total comprehensive income for the year	22,217	25,173	23,600
Dividends paid	(25,266)	(23,520)	(20,308)

Increase / (decrease) in cash
Provided by operating activities	25,348	35,168	35,891
Used in investing activities	(2,547)	(4,887)	(5,382)
Used in financing activities	(29,565)	(31,044)	(27,337)

	ICAB
	December 31,	December 31,	December 31,
	2025	2024	2023
Non-current assets	488,702	460,853	—
Current assets	109,656	63,567	—
Total assets	598,358	524,420	—
Non-current liabilities	781,473	703,624	—
Current liabilities	278,941	180,425	—
Total liabilities	1,060,414	884,049	—
Equity	(462,056)	(359,629)	—
Revenue	118,527	108,991	100,252
Gross profit	47,693	40,646	31,262
Operating income	39,957	50,539	37,816
Financial results	(95,610)	(99,915)	(102,953)
Income tax	—	(33,332)	3,250
Net loss	(55,653)	(82,708)	(61,887)
Other comprehensive (loss) / income for the year	(46,774)	92,353	(25,918)
Total comprehensive (loss) / income for the year	(102,427)	9,645	(87,805)

Increase / (decrease) in cash
Provided by operating activities	70,428	16,423	6,876
Used in investing activities	(137)	(40)	(16)
Used in financing activities	(28,093)	(29,942)	(12,784)

	AA2000
	December 31,	December 31,	December 31,
	2025	2024	2023
Non-current assets	1,848,888	1,993,898	—
Current assets	245,608	240,235	—
Total assets	2,094,496	2,234,133	—
Non-current liabilities	764,602	845,739	—
Current liabilities	274,487	250,925	—
Total liabilities	1,039,089	1,096,664	—
Equity	1,055,407	1,137,469	—
Revenue	1,059,926	1,038,928	635,563
Gross profit	350,903	308,766	218,246
Operating income	253,346	226,879	170,714
Financial results	(72,049)	286,863	(211,898)
Income tax	(37,015)	(230,512)	52,912
Net income	144,282	283,230	11,728
Other comprehensive (loss) / income for the year	(76,157)	387,669	(250,002)
Total comprehensive income / (loss) for the year	68,125	670,899	(238,274)
Dividends paid	(119,415)	(38,084)	—

Increase / (decrease) in cash
Provided by operating activities	247,631	153,386	192,164
Used in investing activities	(29,643)	(7,152)	(64,305)
Used in financing activities	(248,522)	(117,602)	(74,050)

Schedule of estimated useful life of property, plant and equipment

Buildings and improvements	25‑30	years
Plant and production equipment	3‑10	years
Vehicles, furniture and fixtures, and other equipment	4‑10	years